	NICHOLAS HIGH INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2019

SHARES OR
PRINCIPAL
AMOUNT		VALUE
---------------------		-----------

NON-CONVERTIBLE BONDS - 91.33%

	Automotive - Parts & Equipment - 5.33%
1,500,000	Allison Transmission, Inc. 144A restricted,
	5.00%, 10/01/24	$ 1,532,812
1,500,000	American Axle & Manufacturing, Inc. 6.25%, 04/01/25	1,456,875
1,000,000	LKQ Corporation 4.75%, 05/15/23	1,012,500
1,500,000	Panther BF Aggregator 2 LP 144A restricted,
	6.25%, 05/15/26	1,578,750
		-----------
		5,580,937
		-----------

	Banking - 1.12%
1,100,000	CIT Group Inc. 5.00%, 08/01/23	1,171,500
		-----------

	Basic Industry - Building & Construction - 1.52%
500,000	KB Home 7.625%, 05/15/23	566,250
1,000,000	Lennar Corporation 4.125%, 01/15/22	1,023,750
		-----------
		1,590,000
		-----------

	Basic Industry - Building Materials - 4.27%
1,250,000	American Woodmark Corporation 144A restricted,
	4.875%, 03/15/26	1,259,375
1,500,000	Beacon Roofing Supply, Inc. 6.375%, 10/01/23	1,548,750
100,000	Beacon Roofing Supply, Inc. 144A restricted,
	4.50%, 11/15/26	101,000
1,000,000	HD Supply, Inc. 144A restricted, 5.375%, 10/15/26	1,058,750
500,000	JELD-WEN, Inc. 144A restricted, 4.625%, 12/15/25	501,890
		-----------
		4,469,765
		-----------

	Basic Industry - Chemicals - 4.88%
1,750,000	Koppers Inc. 144A restricted, 6.00%, 02/15/25	1,751,102
1,500,000	PolyOne Corporation 5.25%, 03/15/23	1,618,125
1,680,000	Valvoline Inc. 5.50%, 07/15/24	1,747,200
		-----------
		5,116,427
		-----------

	Basic Industry - Forestry & Paper - 2.91%
1,500,000	Louisiana-Pacific Corporation 4.875%, 09/15/24	1,548,750
1,000,000	Mercer International Inc. 6.50%, 02/01/24	1,025,000
459,000	Mercer International Inc. 7.75%, 12/01/22	476,786
		-----------
		3,050,536
		-----------

	Basic Industry - Metal/Mining Excluding Steel - 2.43%
500,000	Alcoa Nederland Holding B.V. 144A restricted,
	6.75%, 09/30/24	525,625
1,000,000	Arconic Inc. 5.125%, 10/01/24	1,065,000
1,000,000	Grinding Media Inc. 144A restricted, 7.375%, 12/15/23	955,000
		-----------
		2,545,625
		-----------

Basic Industry - Steel Producers & Products - 1.20%
1,500,000	United States Steel Corporation 6.25%, 03/15/26	1,260,000
		-----------

	Capital Goods - Diversified - 0.91%

1,000,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27		955,000
			------------

	Capital Goods - Machinery - 0.98%
1,000,000	Terex Corporation 144A restricted, 5.625%, 02/01/25		1,026,250
			------------

	Capital Goods - Packaging - 4.03%
1,000,000	Ball Corporation 5.25%, 07/01/25		1,106,250
500,000	Ball Corporation 4.00%, 11/15/23		523,125
500,000	Crown Americas LLC 4.25%, 09/30/26		517,500
1,500,000	Reynolds Group Holdings Limited 144A restricted,
	5.125%, 07/15/23		1,535,625
500,000	Sealed Air Corporation 144A restricted, 5.50%, 09/15/25		538,750
			------------
			4,221,250
			------------

	Consumer Goods - Food-Wholesale - 4.00%
1,000,000	JBS USA, LLC/Finance, Inc. 144A restricted,
	5.875%, 07/15/24		1,030,050
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.625%, 11/01/24		1,052,400
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.875%, 11/01/26		1,047,500
1,000,000	Post Holdings, Inc. 144A restricted, 5.625%, 01/15/28		1,060,000
			------------
			4,189,950
			------------

	Consumer Goods - Personal & Household Products - 0.49%
500,000	Tempur Sealy International, Inc. 5.625%, 10/15/23		514,375
			------------

	Energy - Exploration & Production - 0.44%
500,000	Oasis Petroleum Inc. 6.875%, 03/15/22		466,250
			------------

	Energy - Gas-Distribution - 5.14%
500,000	Cheniere Corpus Christi Holdings, LLC 5.125%, 06/30/27		547,188
500,000	Cheniere Energy Partners, L.P. 144A restricted,
	4.50%, 10/01/29		511,875
1,550,000	MPLX LP 144A restricted, 5.25%, 01/15/25		1,636,118
1,400,000	Suburban Propane Partners L.P. 5.50%, 06/01/24		1,428,000
1,000,000	Transcontinental Gas Pipe Line Company, LLC
	7.85%, 02/01/26		1,268,398
		-	------------
			5,391,579
		-	------------

	Energy - Oil Field Equipment & Services - 0.49%
500,000	Transocean Inc. 144A restricted, 9.00%, 07/15/23		513,750
			------------

	Financial Services - Brokerage - 1.98%
2,000,000	LPL Holdings, Inc. 144A restricted, 5.75%, 09/15/25		2,080,000
			------------

	Financial Services - Consumer, Commercial & Lease
	Financing - 0.51%
500,000	Springleaf Finance Corporation 6.125%, 03/15/24		538,125
			------------

	Healthcare - Facilities - 2.76%
1,000,000	HCA Inc. 5.00%, 03/15/24		1,091,948
750,000	HealthSouth Corporation 5.75%, 09/15/25		782,513
1,000,000	Tenet Healthcare Corporation 5.125%, 05/01/25		1,013,800

		------------
		2,888,261
		------------

	Healthcare - Medical Products - 1.69%
1,725,000	Teleflex Incorporated 5.25%, 06/15/24	1,776,750
		------------

	Healthcare - Pharmaceuticals - 0.41%
500,000	Teva Pharmaceutical Finance Netherlands III B.V.
	6.00%, 04/15/24	430,938
		------------

	Healthcare - Services - 4.20%
1,000,000	DaVita HealthCare Partners Inc. 5.125%, 07/15/24	1,016,250
1,750,000	IQVIA Inc. 144A restricted, 5.00%, 05/15/27	1,833,125
1,500,000	Service Corporation International 5.375%, 05/15/24	1,548,060
		------------
		4,397,435
		------------

	Leisure - Gaming - 1.06%
1,000,000	International Game Technology PLC 144A restricted,
	6.25%, 01/15/27	1,107,500
		------------

	Leisure - Hotels - 1.50%
1,500,000	Wyndham Hotels & Resorts, Inc. 144A restricted,
	5.375%, 04/15/26	1,571,250
		------------

	Leisure - Recreation & Travel - 0.49%
500,000	Viking Ocean Cruises Ltd 144A restricted,
	5.00%, 02/15/28	516,300
		------------

	Leisure - Theaters & Entertainment - 0.97%
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/22	1,012,500
		------------

	Media - Cable & Satellite TV - 1.98%
500,000	CCO Holdings, LLC 5.75%, 01/15/24	511,250
1,500,000	CCO Holdings, LLC 144A restricted, 5.125%, 05/01/27	1,565,625
		------------
		2,076,875
		------------

	Media - Content - 1.96%
1,500,000	AMC Networks Inc. 4.75%, 08/01/25	1,546,875
500,000	Netflix, Inc. 4.375%, 11/15/26	506,525
		------------
		2,053,400
		------------

	Real Estate - REITs - 1.50%
1,000,000	Brookfield Property REIT Inc. 144A restricted,
	5.75%, 05/15/26	1,045,000
500,000	MPT Operating Partnership, L.P. 5.00%, 10/15/27	523,750
		------------
		1,568,750
		------------

	Retail - Specialty Retail - 2.44%
1,000,000	Levi Strauss & Co. 5.00%, 05/01/25	1,038,560
500,000	Murphy Oil USA, Inc. 4.75%, 09/15/29	511,250
1,000,000	Wolverine World Wide, Inc. 144A restricted,
	5.00%, 09/01/26	1,005,000
		------------
		2,554,810
		------------

	Services - Environmental - 1.00%

1,000,000	Covanta Holding Corporation 5.875%, 07/01/25	1,042,500
		------------

	Services - Support-Services - 11.91%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22	1,505,625
1,500,000	Aramark Services, Inc. 5.125%, 01/15/24	1,548,750
500,000	Hertz Corporation (The) 144A restricted,
	7.625%, 06/01/22	520,625
1,500,000	IHS Markit Ltd. 144A restricted, 4.75%, 02/15/25	1,627,500
1,500,000	Iron Mountain Incorporated 144A restricted,
	4.875%, 09/15/27	1,534,020
1,850,000	KAR Auction Services, Inc. 144A restricted,
	5.125%, 06/01/25	1,914,750
1,500,000	Ritchie Bros. Auctioneers Incorporated 144A restricted,
	5.375%, 01/15/25	1,565,625
673,000	ServiceMaster Company, LLC (The) 144A restricted,
	5.125%, 11/15/24	698,238
1,500,000	United Rentals (North America), Inc. 5.50%, 07/15/25	1,560,750
		------------
		12,475,883
		------------

	Technology & Electronics - Electronics - 1.04%
1,000,000	Amkor Technology, Inc. 144A restricted,
	6.625%, 09/15/27	1,090,000
		------------

	Technology & Electronics - Hardware & Equipment - 2.95%
500,000	CDW LLC 4.25%, 04/01/28	510,050
725,000	CDW LLC 5.00%, 09/01/23	743,415
750,000	CDW LLC 5.50%, 12/01/24	825,750
1,000,000	NCR Corporation 5.875%, 12/15/21	1,007,500
		------------
		3,086,715
		------------

	Technology & Electronics - Software & Services - 1.00%
1,000,000	SS&C Technologies, Inc. 144A restricted,
	5.50%, 09/30/27	1,045,025
		------------

	Telecommunications - Wireless - 1.48%
500,000	SBA Communications Corporation 4.875%, 09/01/24	517,500
1,000,000	T-Mobile USA, Inc. 4.50%, 02/01/26	1,029,300
		------------
		1,546,800
		------------

	Telecommunications - Wireline Integrated &
	Services - 5.65%
1,000,000	Cincinnati Bell Inc. 144A restricted, 7.00%, 07/15/24	925,000
1,800,000	CyrusOne LP 5.00%, 03/15/24	1,863,000
1,500,000	Equinix, Inc. 5.875%, 01/15/26	1,595,865
1,500,000	Zayo Group, LLC 6.00%, 04/01/23	1,539,375
		------------
		5,923,240
		------------

	Transportation - Infrastructure/Services - 1.72%
250,000	XPO Logistics, Inc. 144A restricted, 6.50%, 06/15/22	254,875
1,500,000	XPO Logistics, Inc. 144A restricted, 6.125%, 09/01/23	1,548,750
		------------
		1,803,625
		------------

	Utility - Electric-Generation - 0.99%
500,000	Dynegy Inc. 5.875%, 06/01/23	510,750
500,000	Vistra Operations Company LLC 144A restricted,
	5.50%, 09/01/26	523,100
		------------
		1,033,850

		------------

	TOTAL CORPORATE BONDS (cost $93,491,523)	95,683,726
		------------

CONVERTIBLE PREFERRED STOCKS - 0.54%
21,859	Digital Realty Trust, Inc. 5.25%, Cumulative,
	Redeemable, Series J (cost $523,346)	566,367
		------------

COMMON STOCKS - 1.36%
	Consumer Services - Telecommunications Services - 0.52%
9,000	Verizon Communications Inc.	543,240
		------------

	Other - 0.40%
32,000	Eaton Vance Floating-Rate Income Trust	423,040
		------------

	Real Estate - 0.44%
16,500	Weyerhaeuser Company	457,050
		------------

	TOTAL COMMON STOCKS (cost $1,365,703)	1,423,330
		------------

SHORT-TERM INVESTMENTS - 6.27%
	U.S. Government Securities - 4.68%
1,200,000	U.S. Treasury Bill 10/01/2019 1.984%	1,200,000
1,200,000	U.S. Treasury Bill 10/08/2019, 1.943%	1,199,554
1,300,000	U.S. Treasury Bill 10/15/2019, 1.863%	1,299,074
1,200,000	U.S. Treasury Bill 10/22/2019, 1.751%	1,198,796
		------------
		4,897,424
		------------

	Money Market Fund - 1.59%
1,665,831	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 1.85%	1,665,831
		------------

	TOTAL SHORT-TERM INVESTMENTS	6,563,255
	(cost $6,563,255)	------------

	TOTAL INVESTMENTS
	(cost $101,943,827) - 99.50%	104,236,678
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.50%	527,696
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$104,764,374
		------------
		------------

% of net assets.

As of September 30, 2019, investment cost for federal tax purposes was
$101,970,942 and the tax basis components of unrealized
appreciation/depreciation were as follows:

	Unrealized appreciation	$2,965,501
	Unrealized depreciation	(699,765)
		----------
	Net unrealized appreciation	$2,265,736
		----------
		----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	--------------
Level 1 -
Common Stocks(1)	$ 1,423,330
Money Market Fund	1,665,831
Level 2 -
Corporate Bonds(1)	95,683,726
U.S. Government Securities	4,897,424
Convertible Preferred Stock(1)	566,367
Level 3 -
None	--
------------
Total	$104,236,678
------------
------------

(1) See Schedule above for further detail by industry.